Statements of Operations (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Sales - net of slotting fees and discounts	$ 3,381,378	$ 2,243,610
Cost of sales	2,366,854	1,540,342
Gross profit	1,014,524	703,268
Operating expenses
Research and development	65,070
General and administrative expenses	2,259,183	1,242,448
Total operating Expenses	2,324,253	1,242,448
Loss from operations	(1,309,729)	(539,180)
Other income (expenses)
Interest expense	(10,047)	(1,026)
Total other income (expense)	(10,047)	(1,026)
Net loss	$ (1,319,776)	$ (540,206)
Net loss per common share - basic and diluted	$ (0.08)	$ (0.04)
Weighted average common shares outstanding - basic and diluted	16,702,635	14,756,781